Provisions (Tables)	6 Months Ended
Jun. 30, 2023
Provisions [abstract]
Schedule of provision for employee commitments

in € thousand	June 30, 2023	December 31, 2022
Employer contribution costs on share-based compensation plans	2,857	3,330
Phantom shares	1,936	2,976
Retirement termination benefits	380	330
Leaving indemnities	54	267
TOTAL	5,227	6,903
Less non-current portion	511	360
CURRENT PORTION	4,717	6,543

Schedule of other provisions

in € thousand	June 30, 2023	December 31, 2022
Non-current	932	960
Current	7,933	24,714
PROVISIONS	8,865	25,674